LIQUIDITY (Details) ¥ in Thousands	Sep. 15, 2019 USD ($)	Sep. 15, 2019 CNY (¥)	Aug. 31, 2019 item
LIQUIDITY
Proceeds from Sale and Collection of Receivables	$ 3,280,000.0000	¥ 22,320
Number Of Shareholders in Commitment			2
Years Of Commitments Letter			3 years